Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Revenue from sale of goods	$ 251,607	$ 288,592
Revenue from provision of services	1,696	1,877
Excise taxes	(31,964)	(45,217)
Net revenue	221,339	245,252
Cost of sales	212,713	257,281
Gross (loss) profit before fair value adjustments	8,626	(12,029)
Changes in fair value of inventory sold	106,072	118,707
Unrealized gain on changes in fair value of biological assets	(118,671)	(109,178)
Gross profit (loss)	21,225	(21,558)
Expense
General and administration	113,212	119,437
Sales and marketing	62,025	55,198
Acquisition costs	4,689	5,761
Research and development	10,389	11,447
Depreciation and amortization	48,602	49,174
Share-based compensation	13,757	20,243
Total	252,674	261,260
Loss from operations	(231,449)	(282,818)
Other income (expense)
Legal settlement and contract termination fees	(1,227)	(46,192)
Interest and other income	4,507	5,745
Finance and other costs	(71,813)	(66,437)
Foreign exchange (“FX”) loss	(299)	(3,383)
Other gains (losses)	47,088	36,447
Restructuring charges	(3,131)	(1,011)
Impairment of deposits	0	(15,129)
Impairment of property, plant and equipment	(259,115)	(282,078)
Impairment of investment in associates	(5,479)	0
Impairment of intangible assets and goodwill	(1,199,202)	(44,942)
Total	(1,488,671)	(416,980)
Loss from operations before taxes and discontinued operations	(1,720,120)	(699,798)
Income tax recovery (expense)
Current	(52)	(122)
Deferred, net	2,193	6,443
Income tax expense (recovery)	2,141	6,321
Net loss from continuing operations	(1,717,979)	(693,477)
Net gain (loss) from discontinued operations, net of tax	0	(1,612)
Net loss	(1,717,979)	(695,089)
Other comprehensive (loss) income (“OCI”) that will not be reclassified to net loss
Deferred tax recovery	0	0
Unrealized (gain) loss on marketable securities	(2,067)
Unrealized (gain) loss on marketable securities		(16,690)
Total	(2,067)	(16,690)
Components of other comprehensive income that will be reclassified to profit or loss, before tax [abstract]
Share of income (loss) from investment in associates	(2)	237
Foreign currency translation (gain) loss	(2,641)	(3,361)
Total	(2,643)	(3,124)
Total other comprehensive (gain) loss	(4,710)	(19,814)
Comprehensive loss from continuing operations	(1,722,689)	(713,291)
Comprehensive loss from discontinued operations	0	(1,612)
Comprehensive loss	(1,722,689)	(714,903)
Net loss from continuing operations attributable to:
Aurora Cannabis Inc.	(1,717,624)	(692,013)
Non-controlling interests	(355)	(1,464)
Net loss from discontinued operations attributable to:
Aurora Cannabis Inc.	0	(1,612)
Non-controlling interests	0	0
Comprehensive loss attributable to:
Aurora Cannabis Inc.	(1,722,334)	(714,234)
Non-controlling interests	$ (355)	$ (669)
Loss per share - basic and diluted
Basic (loss) per share from continuing operations	$ (7.99)	$ (4.09)
Basic loss per share, continuing operations (in CAD per share)	(7.99)	(4.09)
Diluted (loss) per share from discontinued operations	0	(0.01)
Basic (loss) per share from discontinued operations	0.00	(0.01)
Basic (in CAD per share)	(7.99)	(4.10)
Diluted (in CAD per share)	$ (7.99)	$ (4.10)